Option Agreements	8 Months Ended
Sep. 30, 2024
Option Agreements [Abstract]
Option Agreements

10. Option Agreements

In March 2024, the Company entered into Option Agreements with Paragon and Paruka. Under the terms of the Option Agreements, Paragon identifies, evaluates and develops antibodies directed against certain mutually agreed therapeutic targets of interest to the Company. The Option Agreements include two selected targets, IL-23 (“ORKA-001”) and IL-17 A/F (“ORKA-002”). Under the Option Agreements, the Company has the exclusive options to, on a research program-by-research program basis, be granted an exclusive, worldwide license to all of Paragon’s right, title and interest in and to the intellectual property resulting from the applicable research program to develop, manufacture and commercialize the antibodies and products directed to the selected targets (each, an “Option”), with the exception of pursuing ORKA-001 for the treatment of inflammatory bowel disease. If the Company exercises its options, it will be required to make non-refundable milestone payments to Paragon of up to $12.0 million under each respective agreement upon the achievement of certain clinical development milestones, up to $10.0 million under each respective agreement upon the achievement of certain regulatory milestones as well as tiered royalty payments in the low-to-mid single-digits beginning on the first commercial sale. From time to time, the Company can choose to add additional targets to the collaboration by mutual agreement with Paragon.

The Company’s exclusive Option with respect to each research program for a particular target initiated by the parties (“Research Program”) is exercisable at its sole discretion at any time during the period beginning on the initiation of activities under the associated Research Program and ending a specified number of days following (i) with respect to any Research Program other than ORKA-001, the delivery of the data package from Paragon related to the results of the Research Plan activities, or (ii) with respect to ORKA-001, the completion of the IL-23 antibody selection process described in the agreement (the “Option Period”). There is no payment due upon exercise of an Option pursuant to the Option Agreements.

Unless terminated earlier, the Option Agreements shall continue in force on a Research Program-by-Research Program basis until the earlier of: (i) the end of the Option Period for such Research Program, as applicable, if such Option is not exercised by the Company; (ii) the expiration of the 30-day period after the Company exercises its Option with respect to such Research Program, subject to mutually agreed extension, during the Option Period and the parties are unable to finalize and execute a license agreement, and (iii) the expiration of the applicable research term (the “Term”). Upon the expiration of the Term for all then-existing Research Programs, under the Option Agreements, the Option Agreements will automatically expire in its entirety. The Company may terminate the Option Agreements or any Research Program at any time for any or no reason upon 30 days’ prior written notice to Paragon, provided that the Company must pay certain unpaid fees due to Paragon upon such termination, as well as any non-cancellable obligations reasonably incurred by Paragon in connection with its activities under any terminated Research Program. Paragon may terminate the Option Agreements or a Research Program immediately upon written notice to the Company if, as a result of any action or failure to act by the Company or its affiliates, such Research Program or all material activities under the applicable Research Plan are suspended, discontinued or otherwise delayed for a certain consecutive number of months. Each party has the right to terminate the Option Agreements or any Research Program upon (i) 30 days’ prior written notice of the other party’s material breach that remains uncured for the 30-day period and (ii) the other party’s bankruptcy.

Pursuant to the Option Agreements, on a research program-by-research program basis following the finalization of the research plan for each respective research program, the Company was required to pay Paragon a one-time, nonrefundable research initiation fee of $0.8 million related to the ORKA-001 program. This amount was recognized as a research and development expense during the period from February 6, 2024 (inception) to September 30, 2024. In June 2024, pursuant to the Option Agreements with Paragon, the Company completed the selection process of its development candidate for IL-23 antibody for ORKA-001 program. The Company was responsible for 50% of the development costs incurred through the completion of the IL-23 selection process. The Company received the rights to at least one selected IL-23 antibody in June 2024. During the three months ended September 30, 2024, the Company exercised its option for ORKA-001 and recorded a $1.5 million milestone payment related to the achievement of development candidate as research and development expense in the Company’s condensed consolidated statements of operations and comprehensive loss for each of the three months ended September 30, 2024 and for the period from February 6, 2024 (inception) to September 30, 2024. The Company’s share of development costs incurred during the three months ended September 30, 3024 and for the period from February 6, 2024 (inception) to September 30, 2024 was $0.8 million and $13.2 million, respectively, which were recorded as research and development expenses during the respective periods. An amount of $2.3 million is included in related party accounts payable and other current liabilities as of September 30, 2024.

The Company was also required to reimburse Paragon $3.3 million for development costs related to ORKA-002 incurred by Paragon through December 31, 2023 and certain other development costs incurred by Paragon between January 1, 2024 and March 6, 2024 as stipulated by the Option Agreements. This amount was recognized as a research and development expense during the period from February 6, 2024 (inception) to September 30, 2024. The Company is also responsible for the development costs incurred by Paragon from January 1, 2024 through the completion of the IL-17 selection process. The Company recognized an amount of $0.8 million payable to Paragon for the research initiation fee related to ORKA-002 following the finalization of the ORKA-002 research plan. This was recognized as research and development expenses in the period from February 6, 2024 (inception) to September 30, 2024. The Company accounted for development costs of $3.8 million and $6.6 million during the three months ended September 30, 3024 and for the period from February 6, 2024 (inception) to September 30, 2024, respectively, as research and development expenses during the respective periods. An amount of $3.8 million is included in related party accounts payable and other current liabilities as of September 30, 2024.

As part of the Option Agreements, on each of December 31, 2024 and December 31, 2025, the Company will grant warrants to purchase a number of shares equal to 1.00% of outstanding shares as of the date of the grant on a fully diluted basis with an exercise price equal to the fair market value of the underlying shares on the grant date. The warrants are liability-classified and after the initial recognition, the liability is adjusted to fair value at the end of each reporting period, with changes in fair value recorded in the consolidated statement of operations and comprehensive loss (see Note 8) as stock-based compensation expenses under research and development expenses.

The Company expenses the service fees as the associated costs are incurred when the underlying services are rendered. Such amounts are classified within research and development expenses in the accompanying condensed consolidated statement of operations and comprehensive loss.

The Company concluded that the rights obtained under the Option Agreements represent an asset acquisition whereby the underlying assets comprise in-process research and development assets with no alternative future use. The Option Agreements did not qualify as a business combination because substantially all of the fair value of the assets acquired was concentrated in the exclusive license options, which represent a group of similar identifiable assets. The research initiation fee represents a one-time cost on a research program-by-research program basis for accessing research services or resources with benefits that are expected to be consumed in the near term, therefore the amounts paid are expensed as part of research and development costs immediately. Amounts paid as reimbursements of ongoing development cost, monthly development cost fee and additional development expenses incurred by Paragon due to work completed for selected targets prior to the effective date of the Option Agreements that is associated with services being rendered under the related Research Programs are recognized as research and development expense when incurred.

For the three months ended September 30, 2024 and the period from February 6, 2024 (inception) to September 30, 2024, the Company recognized $13.4 million and $33.8 million of expenses, respectively, in connection with services provided by Paragon and Paruka under the Option Agreements.